Long-term Investments (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2022	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2020
Long-term Investments.
Equity interests in a privately hold company	17.60%	13.33%				4.00%
Cash consideration paid under the cost method investment	$ 60,000.00	$ 300,000	$ 57,433	$ 314,091	$ 306,518
Amount acquired			10,000.00
No impairment loss			0
Impairment loss on investment			0	250,000	$ 0
Investment loss			$ 62,217	$ 65,084